Business combinations, 2023 (Details) - Asset Acquisition 2023 [Member] $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16	$ 1,565
Intangible assets under IAS 38	5,645
Inventories	1,646
Other current and non-current liabilities	(6,653)
Total net assets acquired at fair value	2,203
Asset acquisition - purchase price	(2,203)
Net result of business combinations	0
Revenue contributed by the acquisitions	0
Amount of loss after tax	400
Additional amount of profit after tax	$ 1,000